Income Tax Effects Allocated to and Cumulative Balance of Accumulated Other Comprehensive Income (loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 1,408	$ (445)	$ (2,585)	$ 5,673
Pretax amount	4,441	2,272	5,397	(9,747)
Tax effect	2,100	419	3,257	(1,489)
Net-of-Tax Amount	2,341	1,853	2,140	(8,258)
Ending Balance	3,749	1,408	(445)	(2,585)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	3,332	(186)	(1,242)
Pretax amount	(295)	4,875	3,718
Tax effect	1,033	1,357	2,662
Net-of-Tax Amount	(1,328)	3,518	1,056
Ending Balance	2,004	3,332	(186)
Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pretax amount			28
Net-of-Tax Amount			28
Ending Balance	28	28	28
Change in Accumulated OCI Related to postretirement healthcare plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,952)	(287)	(1,343)
Pretax amount	1,926	(2,603)	1,651
Tax effect	30	(938)	595
Net-of-Tax Amount	1,896	(1,665)	1,056
Ending Balance	(56)	(1,952)	(287)
Gain on available for sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pretax amount	2,810
Tax effect	1,037
Net-of-Tax Amount	1,773
Ending Balance	$ 1,773